Related-party balances and transactions (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Balances and transactions with related parties
Receivables		R$ 124,723	R$ 300,809
Payables		39,101	76,249
Immediate parent - UOL—cash management
Balances and transactions with related parties
Receivables	[1]	124,721	300,809
Immediate parent - UOL – sales of services
Balances and transactions with related parties
Payables	[2]	32,286	59,692
Affiliated companies - UOL Diveo—cash management
Balances and transactions with related parties
Receivables	[1]	2
Payables	[1]		1,383
Affiliated companies - UOL Diveo – sales of services
Balances and transactions with related parties
Payables	[2]	621	9,360
Affiliated companies - Concurso Virtual S.A.
Balances and transactions with related parties
Payables		1,522	1,900
Affiliated companies - Transfolha Transportadora e Distribuicao Ltda.
Balances and transactions with related parties
Payables		745	1,196
Affiliated companies - Livraria da Folha Ltda.
Balances and transactions with related parties
Payables		1,078	2,285
Affiliated companies - Empresa Folha da Manhã S/A
Balances and transactions with related parties
Payables		2,320	21
Affiliated companies - Others
Balances and transactions with related parties
Payables		R$ 529	R$ 412

[1]	The receivables/payables with related parties arising from cash management are settled within one month and are free of interest. Shared service costs are offset with these balances. The receivables are unsecured in nature and no provisions are held against receivables from related parties. In April and September 2017, PagSeguro Brazil decided to settle a portion of its outstanding balance with related parties, as described below. On April 30, 2017, PagSeguro Brazil approved the settlement of R$22,149 related to interest on own capital that was distributed with respect to the year ended December 31, 2016. PagSeguro Brazil agreed with UOL that the full amount of this outstanding interest on own capital would be offset against receivables under the centralized cash management with UOL. In addition, as described in Note 19, on September 29, 2017 PagSeguro Brazil approved and distributed a total of R$238,803 in dividends, consisting of (i) dividends related to the year ended December 31, 2016 in the amount of R$96,008; and (ii) dividends related to the six-month period ended June 30, 2017 in the amount of R$142,794. PagSeguro Brazil agreed with UOL to offset R$184,530 from the total amount of R$238,803 against receivables under the centralized cash management with UOL and that PagSeguro Brazil would pay the remaining balance of R$54,273 in cash to UOL.
[2]	Sale of services refers mainly to purchase of (i) advertising services from UOL and (ii) services related to technical support in computing and hosting from UOL Diveo Tecnologia Ltda. ('UOL Diveo'), which started in 2016. In addition, during 2016, an amount of R$ 63,264 (composed by R$ 26,610 and R$ 36,654) previously recorded as accounts payable was used for capital contributions, as described in Note 19.